Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses
Schedule of accrued expenses

	2020	2019
License and title fees	$785	$399
Payroll and bonuses	837	388
Deferred rent	199	300
Other accrued expenses	1,742	489
Total Accrued Expenses	$3,563	$1,576